Loan receivables, net - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($)	Jan. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Provision charge	$ 453
Reversal		$ (3,468)	$ (49)
Provisions for doubtful accounts	(453)	3,468	$ (49)
Financing Receivables, Equal to Greater than 365 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables	5,731	1,565
Provisions for doubtful accounts	5,008	$ 1,538
Financing Receivables, 180 to 365 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provisions for doubtful accounts	$ 5,008
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans | loan	17	14
Provision charge	$ 385
Provisions for doubtful accounts	$ 29	$ 371
Corporate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans | loan	4	11
Provision charge	$ 29
Provisions for doubtful accounts	$ 1	$ 3,144
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	48.00%	48.00%